Description of the Business and Relevant Events - Additional Information (Detail) $ in Thousands, $ in Billions	12 Months Ended
	Dec. 31, 2017 Country	Jul. 31, 2017 MXN ($)	Jul. 31, 2017 COP ($)	Jul. 25, 2017 MXN ($)	Jul. 25, 2017 COP ($)
Disclosure of corporate information [Line Items]
Corporate information description	América Móvil, S.A.B. de C.V. and subsidiaries (hereinafter, the “Company, “América Móvil” or “AMX”) was incorporated under laws of Mexico on September 25, 2000. The Company provides telecommunications services in 25 countries throughout the United States, Latin America, the Caribbean and Europe. These telecommunications services include mobile and fixed-line voice services, wireless and fixed data services, internet access and Pay TV, over the top and other related services. The company also sells equipment, accessories and computers.
Number of countries in which company operates	25
Number of countries in which company holds license	24
Arbitration proceeding payment		$ 18,547,629	$ 3,155
ITC Ministry [member] | Comunicacion Celular S. A. (Comcel) [member]
Disclosure of corporate information [Line Items]
Arbitration proceeding payment				$ 18,547,629	$ 3,155